Segment Reporting (Details 3)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Percentage of total revenue for major customers	10.00%	10.00%	10.00%
Customer A [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers			13.00%
Customer B [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers			34.00%
Customer C [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers			15.00%
Customer D [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers			15.00%
Customer E [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers			10.00%